Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2010
Other Expense, Net Tables [Abstract]
Other Expense, Net
(In millions)	2010	2009	2008

Interest Income	$12.5	$16.1	$51.7
Interest Expense	(84.7)	(118.0)	(151.5)
Gain (Loss) on Investments, Net	1.2	(3.1)	(5.6)
Other Items, Net	(29.3)	(16.7)	4.0

	$(100.3)	$(121.7)	$(101.4)